NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2021
Non-Controlling Interests
NON-CONTROLLING INTERESTS

29. NON-CONTROLLING INTERESTS

In 2019, the Group obtained 51% ownership of ZhongAn Ambow and recognized related non-controlling interest of 49% collectively amounting to RMB 1,285. In December 2019, the Group closed Shanghai Tongguo Education Technology Co., Ltd. and derecognized a non-controlling interest of 40% collectively amounting to RMB 306.

In 2020, the Group closed Beijing Zhong An Handa Technology Consulting Co., Ltd. and derecognized a non-controlling interest of 49% in RMB (19).

In 2021, the Group disposed Guangzhou ZS Career Enhancement with no business operations and derecognized a non-controlling interest of 5% in RMB 3,351.